UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 2006

Check here if Amendment [ ]; Amendment         Number:
                                                      -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Towle & Co.
           -----------------------------------------------------
Address:   1610 Des Peres Road, Suite 250
           -----------------------------------------------------
           St. Louis, MO 63131
           -----------------------------------------------------

Form 13F File Number: 28-
                         -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter J. Lewis, CFA
        ------------------------
Title:  Director of Research
        ------------------------
Phone:  314-822-0204
        ------------------------

Signature, Place, and Date of Signing:

   Peter J. Lewis                 St. Louis, MO                  10/16/06
   --------------                 -------------                  --------
     [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other managers Reporting for this Manager: None

Form 13F File Number     Name

28-
   ---------------          -------------------------------------
                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
                                         -----------

Form 13F Information Table Entry Total:           62
                                         -----------

Form 13F Information Table Value Total:     $262,713
                                         -----------
                                         (thousands)

List of Other Included Managers: None

     No.        Form 13F File Number         Name

                28-
     ------        -----------------         ------------------------------

                                                 FORM 13F INFORMATION TABLE

                                                            VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER     VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ -------
Alpha Natural Resources Inc    Common Stock     02076X102     4267  270800 SH       Sole    None     123800      -  147000
Ameriserv Financial Inc        Common Stock     03074A102     3702  835671 SH       Sole    None     388569      -  447102
Arkansas Best Corp             Common Stock     040790107     5269  122472 SH       Sole    None      54750      -   67722
ArvinMeritor Inc               Common Stock     043353101     6643  466509 SH       Sole    None     215209      -  251300
Beazer Homes USA Inc.          Common Stock     07556Q105     9418  241259 SH       Sole    None     110600      -  130659
Blair Corp                     Common Stock     092828102     3336  129339 SH       Sole    None      58918      -   70421
Catalyst Semiconductor Inc.    Common Stock     148881105       25    7610 SH       Sole    None       7610      -       -
Celestica Inc                  Sponsored ADR    15101Q108     4962  462100 SH       Sole    None     211400      -  250700
Chiquita Brands Intl Inc       Common Stock     170032809     7550  564310 SH       Sole    None     257400      -  306910
CNA Financial Corp             Common Stock     126117100     6780  188250 SH       Sole    None      86100      -  102150
ConocoPhillips                 Common Stock     20825C104     4053   68100 SH       Sole    None      31100      -   37000
Covenant Transport Inc         Common Stock     22284P105     4019  329200 SH       Sole    None     146400      -  182800
Credence Systems Corp          Common Stock     225302108      285  100000 SH       Sole    None     100000      -       -
Delta Woodside Industries      Common Stock     247909203       56  805273 SH       Sole    None     352225      -  453048
Dot Hill Systems Corp          Common Stock     25848T109      390  100000 SH       Sole    None     100000      -       -
Enterra Energy Corp            Common Stock     29381P102      382   40000 SH       Sole    None      40000      -       -
Envoy Communications Group Inc Common Stock     293986303      156   70393 SH       Sole    None      70393      -       -
Excel Maritime Carriers Ltd.   Sponsored ADR    V3267N107     6414  541300 SH       Sole    None     248500      -  292800
Flexsteel Industries Inc       Common Stock     339382103     3882  298673 SH       Sole    None     134085      -  164588
Ford Motor Co                  Common Stock     345370860     4622  571390 SH       Sole    None     260500      -  310890
Furniture Brands Intl Inc      Common Stock     360921100     4601  241700 SH       Sole    None     113200      -  128500
Hess Corporation               Common Stock     42809H107     6674  161145 SH       Sole    None      74250      -   86895
Hovnanian Enterprises Inc      Common Stock     442487203     7948  270900 SH       Sole    None     122600      -  148300
Infocus Corporation            Common Stock     45665B106      284  100000 SH       Sole    None     100000      -       -
Integrated Silicon Solutions   Common Stock     45812P107      389   70000 SH       Sole    None      70000      -       -
INTL Coal Grp                  Common Stock     45928H106      211   50000 SH       Sole    None      50000      -       -
Jo-Ann Stores                  Common Stock     47758P307     5938  355200 SH       Sole    None     160400      -  194800
Kellwood Co                    Common Stock     488044108     5627  195200 SH       Sole    None      88500      -  106700
Korea Electric Power Corp      Sponsored ADR    500631106     8238  421400 SH       Sole    None     191600      -  229800
L B Foster Co                  Common Stock     350060109     3677  228961 SH       Sole    None     109082      -  119879
LandAmerica Financial Group    Common Stock     514936103     7855  119405 SH       Sole    None      54350      -   65055
Leadis Technology, Inc.        Common Stock     52171N103      296   75000 SH       Sole    None      75000      -       -
Lear Corp                      Common Stock     521865105    10232  494300 SH       Sole    None     229300      -  265000
M/I Homes Inc                  Common Stock     55305B101    12081  341780 SH       Sole    None     155800      -  185980
Max Worldwide, Inc             Common Stock     577940109       71  155000 SH       Sole    None     155000      -       -
MDC Holdings Inc               Common Stock     552676108     2410   51889 SH       Sole    None      30900      -   20989
Motive, Inc.                   Common Stock     61980V107      346  150000 SH       Sole    None     150000      -       -
Nash-Finch Co                  Common Stock     631158102     7722  328200 SH       Sole    None     150630      -  177570
Natuzzi Spa                    Sponsored ADR    63905A101     1782  246200 SH       Sole    None     110300      -  135900
Navistar International Corp    Common Stock     63934E108    10797  418200 SH       Sole    None     190000      -  228200
Newpark Resources Inc          Common Stock     651718504     5337 1001400 SH       Sole    None     457100      -  544300
Orange 21, Inc.                Common Stock     685317109      639  130000 SH       Sole    None     130000      -       -
Paramount Energy Trust         Common Stock     699219101      430   29800 SH       Sole    None      29800      -       -
Peak International Ltd         Common Stock     G69586108      604  200000 SH       Sole    None     200000      -       -
PMA Capital Corp               Common Stock     693419202     5753  652359 SH       Sole    None     295031      -  357328
Proliance International Inc    Common Stock     74340R104     4441  971860 SH       Sole    None     440200      -  531660
Quaker Fabric Corp             Common Stock     747399103     1438 1284726 SH       Sole    None     581694      -  703032
Quanta Capital Holdings Ltd.   Common Stock     G7313F106     1752  952500 SH       Sole    None     430700      -  521800
Ryerson Inc                    Common Stock     78375P107    13158  601124 SH       Sole    None     275600      -  325524
Sanmina-SCI Corp               Common Stock     800907107     5916 1582000 SH       Sole    None     805100      -  776900
Scopus Video Networks          Common Stock     M8260H106      219   61216 SH       Sole    None      61216      -       -
Selectica, Inc                 Common Stock     816288104      364  150000 SH       Sole    None     150000      -       -
Spansion Inc                   Common Stock     84649R101      750   45000 SH       Sole    None      45000      -       -
Steel Technologies Inc         Common Stock     858147101     4075  207619 SH       Sole    None      77343      -  130276
Stewart Info. Services Corp    Common Stock     860372101     5716  164400 SH       Sole    None      74900      -   89500
Tecumseh Products Co           Common Stock     878895200     5118  336520 SH       Sole    None     152050      -  184470
Tesoro Corp                    Common Stock     881609101    11187  192956 SH       Sole    None      88200      -  104756
Unifi Inc                      Common Stock     904677101     5163 2151602 SH       Sole    None     975672      - 1175930
UTStarcom Inc                  Common Stock     918076100      709   80000 SH       Sole    None      80000      -       -
Valero Energy Corp             Common Stock     91913Y100     6557  127400 SH       Sole    None      57700      -   69700
Virco Mfg Corp                 Common Stock     927651109     2594  531712 SH       Sole    None     241087      -  290625
YRC Worldwide Inc              Common Stock     984249102     7370  199000 SH       Sole    None      91100      -  107900